Summary of Significant Accounting Policies - (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of calculation of basic and diluted net income per ordinary share

The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
	2025		2024		2025		2024
	Redeemable	Non-Redeemable Class A	Redeemable	Non- Redeemable Class A	Redeemable	Non- Redeemable Class A	Redeemable	Non- Redeemable Class A
	Class A	and Class B	Class A	and Class B	Class A	and Class B	Class A	and Class B
Basic net income per share:
Numerator:
Allocation of net income	$1,821,992	$501,444	$2,793,528	$768,828	$4,610,935	$1,269,010	$3,763,799	$1,737,192
Denominator:
Weighted-average shares outstanding	28,750,000	7,912,500	28,750,000	7,912,500	28,750,000	7,912,500	15,480,769	7,145,192
Basic income per share	0.06	0.06	0.10	0.10	0.16	0.16	0.24	0.24
Diluted net income per share:
Numerator:
Allocation of net income	$1,821,992	$501,444	$2,793,528	$768,828	$4,610,935	$1,269,010	$3,743,911	$1,757,080
Denominator:
Weighted-average shares outstanding	28,750,000	7,912,500	28,750,000	7,912,500	28,750,000	7,912,500	15,480,769	7,265,385
Diluted income per share	$0.06	$0.06	$0.10	$0.10	$0.16	$0.16	$0.24	$0.24

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:

	For the Year Ended December 31, 2024		For the Period from December 18, 2023 (Inception) Through December 31, 2023
	Class A	Class A and B	Class A	Class A and B
	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable
Basic net income (loss) per share:
Numerator:
Allocation of net income (loss)	$6,325,884	$2,465,990	$—	$(18,958)
Denominator:
Weighted-average shares outstanding	18,825,342	7,338,596	—	6,250,000
Basic income (loss) per share	$0.34	$0.34	$—	$(0.00)

	For the Year Ended December 31, 2024		For the Period from December 18, 2023 (Inception) Through December 31, 2023
	Class A	Class A and B	Class A	Class A and B
	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable
Diluted net income (loss) per share:
Numerator:
Allocation of net income	$6,304,223	$2,487,651	$—	$—
Denominator:
Weighted-average shares outstanding	18,825,342	7,428,493	—	—
Diluted income per share	$0.33	$0.33	$—	$—

Schedule of Class A ordinary shares subject to possible redemption

At September 30, 2025 and December 31, 2024, the Class A ordinary shares subject to redemption reflected in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(1,437,500)
Public Shares issuance costs	(14,474,543)
Plus:
Accretion of carrying value to redemption value	24,534,690
Class A ordinary shares subject to possible redemption, December 31, 2024	296,122,647
Plus:
Accretion of carrying value to redemption value	2,997,592
Class A ordinary shares subject to possible redemption, March 31, 2025	299,120,239
Plus:
Accretion of carrying value to redemption value	2,181,033
Class A ordinary shares subject to possible redemption, June 30, 2025	301,301,272
Plus:
Accretion of carrying value to redemption value	3,239,348
Class A ordinary shares subject to possible redemption, September 30, 2025	$304,540,620

At December 31, 2024, the Class A ordinary shares subject to possible redemption reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(1,437,500)
Class A ordinary shares issuance costs	(14,474,543)
Plus:
Accretion of carrying value to redemption value	24,534,690
Class A ordinary shares subject to possible redemption, December 31, 2024	$296,122,647